UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                        ----                   -----------------

Check here if Amendment [  ]; Amendment Number:
                                                --------------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
                  --------------------------------------------------------------
Address:              707 East Main Street
                  --------------------------------------------------------------
                      Richmond, Virginia  23219
                  --------------------------------------------------------------

Form 13F File Number:    28-    7718
                         -----------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Bradley A. Brown
                  --------------------------------------------
Title:                Vice President, Secretary/Treasurer
                  --------------------------------------------
Phone:                (804) 344-3532
                  --------------------------------------------

Signature, Place, and Date of Signing:


/s/ Bradley A. Brown                        Richmond, Virginia           2/12/01
--------------------------------------------------------------------------------
[Signature]                                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                      --------------------------

 Form 13F Information Table Entry Total:                        20
                                                      --------------------------

  Form 13F Information Table Value Total (thousands):       $48,465.287
                                                      --------------------------



List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

A                                              B            C               D             E               F                G
Item 1                                      Item 2       Item 3          Item 4                        Item 5           Item 6
                                           Title of       CUSIP        Fair Market    Price per       Shares of       Investment
Name of Issuer                               Class       Number           Value         Share     Principal Amount    Discretion
--------------                               -----       ------           -----         -----     ----------------    ----------
Aladdin Knowledge Systems                     cs        M0392N101     $7,948,263.75      3.75       2,119,537.00         sole
Approved Mortgage Corp.                       cs        38327102         $60,670.10      0.31         195,710.00         sole
Capital One Financial Corp.                   cs        14040h105       $213,224.40     65.81           3,240.00         sole
CitiGroup Corp.                               cs        172967101     $1,490,032.92     51.06          29,182.00         sole
Commonwealth Biotechnologies, Inc.            cs        202739108     $3,215,133.75      3.75         857,369.00         sole
ECI Telecom Ltd.                              cs        268258100     $1,031,560.00     13.94          74,000.00         sole
EntreMed, Inc.                                cs        29382F103    $10,626,212.80     17.12         620,690.00         sole
Federal National Mortgage Assoc.              cs        313586109       $234,225.00     86.75           2,700.00         sole
First Union Corp.                             cs        337358105       $538,123.50     27.81          19,350.00         sole
General Electric Co.                          cs        369604103     $1,330,335.00     47.94          27,750.00         sole
Humphrey Hospitality Trust                 cs; REIT     445467103       $399,440.68      7.06          56,578.00         sole
Microsoft Corp.                               cs        594918104       $321,456.00     43.44           7,400.00         sole
Philip Morris Companies, Inc.                 cs        718154107       $642,400.00     44             14,600.00         sole
Virginia Gas Company                          cs        927814103     $3,000,217.50      3.75         800,058.00         sole
World Acceptance Corp.                        cs        981419104    $16,665,258.00      5.37       3,103,400.00         sole
Oppenheimer Quest Oppurtunity Fund         mf; cl A     6.84E+110       $218,158.38     33.79           6,456.30         sole
Oppenheimer Strategic Income Fund          mf; cl A     68380K102        $50,897.66      4.04          12,598.43         sole
Franklin Virginia Tax Free Income Fund     mf; cl A     354723769       $222,909.88      11.4          19,553.50         sole
MFS Municipal Bond Fund                    mf; cl A     552987505       $106,109.38     10.51          10,096.04         sole
MFS Virginia Municipal Bond Fund-CL A      mf; cl A     552987505       $150,658.05     11.29          13,344.38         sole

                                                                        $48,465,286.74

                                                Total Publicly Traded:  $48,465,286.74

A                                                H           I
Item 1                                        Item 7       Item 8
                                                           Voting
Name of Issuer                               Managers    Authority
--------------                               --------    ---------
Aladdin Knowledge Systems                       n/a         none
Approved Mortgage Corp.                         n/a         none
Capital One Financial Corp.                     n/a         none
CitiGroup Corp.                                 n/a         none
Commonwealth Biotechnologies, Inc.              n/a         none
ECI Telecom Ltd.                                n/a         none
EntreMed, Inc.                                  n/a        20,000
Federal National Mortgage Assoc.                n/a         none
First Union Corp.                               n/a         none
General Electric Co.                            n/a         none
Humphrey Hospitality Trust                      n/a         none
Microsoft Corp.                                 n/a         none
Philip Morris Companies, Inc.                   n/a         none
Virginia Gas Company                            n/a         none
World Acceptance Corp.                          n/a         none
Oppenheimer Quest Oppurtunity Fund              n/a         none
Oppenheimer Strategic Income Fund               n/a         none
Franklin Virginia Tax Free Income Fund          n/a         none
MFS Municipal Bond Fund                         n/a         none
MFS Virginia Municipal Bond Fund-CL A           n/a         none


cs = common stock
REIT = real estate  investment trust
ADR = American Depository  Receipt
mf =  mutual  fund
cb =  corporate  bond
mb = municipal  bond
gb =  government  bond
mmf = money  market  fund
wr = warrants